WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 93.1%
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 3.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$405,773
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	277,578
AT&T Inc., Senior Notes	3.100%	2/1/43	320,000	286,156
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	312,015
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	452,874
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	169,096
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	164,847
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	140,958
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	229,593
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,187,450
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	211,996
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	182,160
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	237,658
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,427,756
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	95,521

Total Diversified Telecommunication Services				6,781,431

Entertainment - 1.5%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,269,500

Media - 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	866,006
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	215,430
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	103,611
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	502,743
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	592,047
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	100,605
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,271,289
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	239,531	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	$945,801
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	87,318
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	445,326
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	413,653
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	24,312
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	213,536
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,248,214
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	505,392

Total Media				9,774,814

Wireless Telecommunication Services - 1.0%
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	129,149
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	526,513
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	170,000	159,723
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	120,000	112,772
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	100,000	103,594
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	100,000	86,798
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	330,000	344,609
T-Mobile USA Inc., Senior Secured Notes	3.400%	10/15/52	360,000	319,543	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	367,516
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	20,521

Total Wireless Telecommunication Services				2,170,738

TOTAL COMMUNICATION SERVICES				21,996,483

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	444,202
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	604,013
General Motors Co., Senior Notes	5.400%	10/2/23	200,000	210,227
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	332,133
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	360,347
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	735,021

Total Automobiles				2,685,943

Hotels, Restaurants & Leisure - 1.9%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	712,312	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	328,727
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	294,846
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	420,370

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	$513,064	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	686,412
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	196,918
Sands China Ltd., Senior Notes	4.375%	6/18/30	220,000	202,950
Sands China Ltd., Senior Notes	3.250%	8/8/31	510,000	415,650	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	325,341	(a)

Total Hotels, Restaurants & Leisure				4,096,590

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	423,465
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	272,579
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	336,067

Total Household Durables				1,032,111

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	449,609

Specialty Retail - 0.8%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	1,005,626
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	100,225
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	78,418
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	174,027	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	296,595	(a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	140,000	123,822

Total Specialty Retail				1,778,713

TOTAL CONSUMER DISCRETIONARY				10,042,966

CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	1,900,643
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	323,880
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	184,417
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	102,814

Total Beverages				2,511,754

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	176,600
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	227,039	(a)

Total Food Products				403,639

Tobacco - 1.6%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	298,600
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	531,331
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,470,851

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	$68,897
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	615,060
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	602,578

Total Tobacco				3,587,317

TOTAL CONSUMER STAPLES				6,502,710

ENERGY - 13.9%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	2.920%	3/1/30	60,000	59,053
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,036,182

Total Energy Equipment & Services				1,095,235

Oil, Gas & Consumable Fuels - 13.4%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	93,588
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	60,099
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	157,852
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	639,250
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	710,000	608,203
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	39,391	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	50,005	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	339,019	(a)
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	305,957
Chevron USA Inc., Senior Notes	2.343%	8/12/50	210,000	174,895
ConocoPhillips, Senior Notes	3.750%	10/1/27	110,000	117,544	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,087,873
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	521,671
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	124,078	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	444,868
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	164,840	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	141,336
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	960,000	996,231	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	250,000	260,669	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	624,937
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	121,270
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	23,424
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	234,522
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	352,555
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	316,387	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	$864,600	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	510,000	524,701
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	652,994
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	21,975
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	23,707
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	66,730
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	406,568
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	201,964
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	197,606
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	529,848	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	408,931
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	320,000	338,352
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	182,648
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	242,662
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	820,000	752,873	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	218,862	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,182,126
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	618,404
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	10,000	10,011
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	879,271
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	9,516
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	187,237	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	334,927	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	595,842
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	136,734
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	774,128
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	417,335
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	480,000	443,211
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,991,813
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	89,636
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	896,249
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	213,532

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	$231,885
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	11,770
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	909,620
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	29,795
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,618,282
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	922,667
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	140,000	144,225
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	123,193
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	430,000	438,164
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,184,001
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	81,254
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	207,725
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	62,225

Total Oil, Gas & Consumable Fuels				29,380,263

TOTAL ENERGY				30,475,498

FINANCIALS - 29.1%
Banks - 17.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	195,780	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	392,860	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	209,455	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	621,208	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	919,600	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	427,500	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,740,519

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	430,000	$407,496	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	112,144	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	268,774	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	735,841	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	970,343
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	445,906
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,722,250	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	335,264	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	533,832	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,657,856	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,185,250	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,370,858	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,178,309
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	492,074
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	470,000	424,319	(c)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	522,949
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	2,094,367
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	868,911
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	317,348
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,547,244	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	558,557	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	$826,000	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	478,113	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	221,512
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	204,214	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	181,087	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	381,962	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	720,213	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,013,216
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	954,295
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	234,814	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	655,669	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	515,946	(b)(c)
NatWest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	1,009,517	(b)(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	880,819
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	420,000	425,018	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	864,873
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	693,810
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,753,093	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	720,000	731,527	(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	410,000	$506,022	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	450,831
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	596,112
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	183,088

Total Banks				37,738,565

Capital Markets - 6.0%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	463,410	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	241,767
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	237,602
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	956,631
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,582,727	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	415,753	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	93,000
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,350,475
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	630,000	597,954	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,104,473	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	84,167
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,489,578	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	115,597	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	140,442	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	191,301
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	370,000	349,706	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	132,406
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	172,904
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	337,952
UBS Group AG, Junior Subordinated Notes
(7.000% to 1/31/24 then USD 5 year ICE Swap
Rate + 4.344%)	7.000%	1/31/24	920,000	958,461	(a)(b)(c)

Total Capital Markets				13,016,306

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	494,986

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	$546,175
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	491,761
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	207,654	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	235,146	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	429,320	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	429,525	408,768	(a)(d)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.370%	12/21/65	800,000	660,184	(a)(c)

Total Diversified Financial Services				2,979,008

Insurance - 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	187,250	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	92,441
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	110,885	(a)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	120,000	112,956
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	206,591
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	391,107	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,016,842	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	149,537
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	123,028	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	488,546	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,000,000	1,126,200
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	835,985	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	156,395	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	171,281	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,433,379	(a)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	$771,543	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	310,080	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	532,331

Total Insurance				8,216,377

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	550,000	546,447	(a)

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	216,467	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	205,130	(a)

Total Thrifts & Mortgage Finance				421,597

TOTAL FINANCIALS				63,413,286

HEALTH CARE - 11.5%
Biotechnology - 1.5%
AbbVie Inc., Senior Notes	3.200%	11/21/29	990,000	1,003,865
AbbVie Inc., Senior Notes	4.550%	3/15/35	200,000	220,580
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,219,505
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	124,954
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	542,138
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	113,514

Total Biotechnology				3,224,556

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	247,369
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	1,017,661
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	505,900
Danaher Corp., Senior Notes	2.800%	12/10/51	190,000	168,402

Total Health Care Equipment & Supplies				1,939,332

Health Care Providers & Services - 6.8%
Anthem Inc., Senior Notes	4.375%	12/1/47	230,000	253,267
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	163,980
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	577,727
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	759,178
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	114,569
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	569,297
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	602,602
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	203,610

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	$63,397
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,529,704
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,740,004
CVS Health Corp., Senior Notes	2.125%	9/15/31	310,000	286,671
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,306,478
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	626,400
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,087,571
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	162,605
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	356,745
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	189,804
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	410,300
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	604,201
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	415,001
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	120,000	111,121
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	120,000	111,493
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	299,550
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	263,399
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	579,360
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	225,208
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	261,260

Total Health Care Providers & Services				14,874,502

Pharmaceuticals - 2.3%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	109,097	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	105,031	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,612,489
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	400,000	490,588
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	280,000	250,039
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	833,945
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	210,266
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,443,967
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	46,138

Total Pharmaceuticals				5,101,560

TOTAL HEALTH CARE				25,139,950

INDUSTRIALS - 9.5%
Aerospace & Defense - 4.6%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	849,372	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	658,092	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	508,244

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - continued
Boeing Co., Senior Notes	2.196%	2/4/26	590,000	$575,991
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,210,451
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	579,977
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	385,027
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	261,754
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	1,031,036
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	328,723
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	491,363
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	56,870
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	236,816
Northrop Grumman Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,630,866	(a)
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	208,392

Total Aerospace & Defense				10,012,974

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	949,367

Airlines - 1.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	170,000	174,250	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	174,092	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	830,332
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	219,121
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	466,854	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	290,000	297,824	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	219,204	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	810,000	837,563
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	321,755
United Airlines Pass-Through Trust	4.875%	1/15/26	276,480	282,575

Total Airlines				3,823,570

Building Products - 0.3%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	570,000	555,007
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	152,477

Total Building Products				707,484

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	169,478
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	813,456

Total Commercial Services & Supplies				982,934

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	$426,390
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	196,279

Total Industrial Conglomerates				622,669

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	455,534

Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	970,000	891,959

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	592,231
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	29,967

Total Road & Rail				622,198

Trading Companies & Distributors - 0.8%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	1,067,954	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	266,072	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	347,012	(a)

Total Trading Companies & Distributors				1,681,038

TOTAL INDUSTRIALS				20,749,727

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	800,000	777,007	(a)

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	209,897
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	382,803	(a)
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	106,528

Total IT Services				699,228

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Inc., Senior Notes	4.150%	11/15/30	418,000	438,947
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	611,779
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	20,453	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	263,442
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	23,437
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	123,058
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	159,262
Micron Technology Inc., Senior Notes	2.703%	4/15/32	210,000	196,704
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	36,084
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	102,887
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	309,690
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	125,665

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - continued
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	$79,218
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	469,094

Total Semiconductors & Semiconductor Equipment				2,959,720

Software - 1.3%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,793,690
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	449,558
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	526,944

Total Software				2,770,192

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	277,365
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	91,173

Total Technology Hardware, Storage & Peripherals				368,538

TOTAL INFORMATION TECHNOLOGY				7,574,685

MATERIALS - 1.9%
Chemicals - 0.3%
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	148,990
OCP SA, Senior Notes	3.750%	6/23/31	200,000	176,658	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	410,000	350,743	(a)

Total Chemicals				676,391

Metals & Mining - 1.5%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	346,842
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	410,707
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	400,000	400,900	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	425,552	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	310,341	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	612,091	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	100,000	85,643	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	576,525

Total Metals & Mining				3,168,601

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	350,000	311,166

TOTAL MATERIALS				4,156,158

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	186,421
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	409,646

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	240,000	$241,321
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	587,587
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	1,028,104
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	546,626

TOTAL REAL ESTATE				2,999,705

UTILITIES - 4.6%
Electric Utilities - 4.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,268,399
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	605,583
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	178,355	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	165,831	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	806,597
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	153,598	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	227,412	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	201,887
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	480,000	497,926
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	3,810,762
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	178,931	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	256,071
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	160,000	163,376
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	130,000	115,870
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	30,000	25,320
Pacific Gas and Electric Co., Secured Bonds	4.950%	7/1/50	190,000	188,520
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	485,073
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	813,467

TOTAL UTILITIES				10,142,978

TOTAL CORPORATE BONDS & NOTES (Cost - $187,530,703)				203,194,146

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Obligations - 1.6%
U.S. Treasury Bonds	1.625%	11/15/50	70,000	61,354
U.S. Treasury Bonds	1.875%	2/15/51	820,000	763,625
U.S. Treasury Bonds	2.375%	5/15/51	390,000	406,773

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - continued
U.S. Treasury Bonds	2.000%	8/15/51	30,000		$28,786
U.S. Treasury Bonds	1.875%	11/15/51	250,000		233,320
U.S. Treasury Bonds	2.250%	2/15/52	1,210,000		1,232,971
U.S. Treasury Notes	1.250%	11/30/26	710,000		694,122
U.S. Treasury Notes	1.375%	11/15/31	60,000		57,530

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,464,935)					3,478,481

SOVEREIGN BONDS - 1.2%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		3,805
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	182,200		54,159
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	2,141,885		912,979	(a)

Total Argentina					970,943

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000		196,282	(a)

Mexico - 0.4%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	445,070
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	250,000		235,752
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	230,000		216,474

Total Mexico					897,296

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		498,945	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,751,432)					2,563,466

MUNICIPAL BONDS - 0.7%
California - 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000		641,026	(a)

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		286,953

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	$627,128

TOTAL MUNICIPAL BONDS (Cost - $1,349,162)				1,555,107

SENIOR LOANS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	356,407	355,159	(c)(e)(f)

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	337,450	333,443	(c)(e)(f)

INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	280,000	293,423	(c)(e)(f)

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/20/28	89,550	87,759	(c)(e)(f)(g)

TOTAL SENIOR LOANS (Cost - $1,058,200)				1,069,784

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $233,032)	3.696%		9,325	214,475	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $196,387,464)				212,075,459

SHORT-TERM INVESTMENTS - 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,085,164)	0.010%		4,085,164	4,085,164	(h)

TOTAL INVESTMENTS - 99.1% (Cost - $200,472,628)				216,160,623
Other Assets in Excess of Liabilities - 0.9%				1,951,592

TOTAL NET ASSETS - 100.0%				$218,112,215

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $4,085,164 and the cost was $4,085,164
(Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	54	6/22	$11,597,179	$11,622,234	$25,055
U.S. Treasury 5-Year Notes	9	6/22	1,058,836	1,064,531	5,695
U.S. Treasury 10-Year Notes	49	6/22	6,184,421	6,244,438	60,017
U.S. Treasury Ultra Long-Term Bonds	15	6/22	2,756,037	2,789,063	33,026

					123,793

Contracts to Sell:
U.S. Treasury Long-Term Bonds	100	6/22	15,495,322	15,668,750	(173,428)

Net unrealized depreciation on open futures contracts					$(49,635)

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,463,000	USD	1,655,010	Goldman Sachs Group Inc.	4/19/22	$(11,382)

Abbreviation(s) used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

21

Notes to Schedule of Investments (unaudited) (cont’d)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$203,194,146	—	$203,194,146
U.S. Government & Agency Obligations	—	3,478,481	—	3,478,481
Sovereign Bonds	—	2,563,466	—	2,563,466
Municipal Bonds	—	1,555,107	—	1,555,107
Senior Loans:
Materials	—	—	$87,759	87,759
Other Senior Loans	—	982,025	—	982,025
Preferred Stocks	—	214,475	—	214,475

Total Long-Term Investments	—	211,987,700	87,759	212,075,459

Short-Term Investments†	$4,085,164	—	—	4,085,164

Total Investments	$4,085,164	$211,987,700	$87,759	$216,160,623

Other Financial Instruments:
Futures Contracts††	$123,793	—	—	$123,793

Total	$4,208,957	$211,987,700	$87,759	$216,284,416

23

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$173,428	—	—	$173,428
Forward Foreign Currency Contracts††	—	$11,382	—	11,382

Total	$173,428	$11,382	—	$184,810

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,391,042	$7,050,485	7,050,485	$5,356,363	5,356,363

(cont’d)	Realized Gain (Loss)	Dividend Income		Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$76		—	$4,085,164

24